Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,801.1		$ 4,333.1		$ 4,013.2		$ 4,048.3		$ 3,810.4		$ 4,104.7		$ 3,576.5		$ 3,933.3		$ 16,195.7	$ 15,424.9		$ 16,380.1
Operating Income (Loss)	551.1		668.6		757.0		706.0		730.9	[1]	975.1	[1]	733.3	[1]	1,085.7	[1]	2,682.7	3,525.0		1,163.9
Net Income (Loss)	364.8		579.7		530.1		456.7		401.8		556.7		376.2		594.2		1,931.3	1,928.9		618.0
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 363.4		$ 577.6		$ 528.4		$ 454.4		$ 400.7		$ 544.7		$ 375.0		$ 592.2		$ 1,923.8	$ 1,912.6		$ 610.9
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.74	[2]	$ 1.17	[2]	$ 1.07	[2]	$ 0.92	[2]	$ 0.81	[2]	$ 1.11	[2]	$ 0.76	[2]	$ 1.20	[2]	$ 3.90	$ 3.89		$ 1.25
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations																	0.00	0.00		(0.01)
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders																	3.90	3.89		1.24
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.74	[2]	$ 1.17	[2]	$ 1.07	[2]	$ 0.92	[2]	$ 0.81	[2]	$ 1.10	[2]	$ 0.76	[2]	$ 1.20	[2]	3.90	3.88		1.25
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations																	0.00	0.00		(0.01)
Total Diluted Earnings (Loss) Per Share Attributable to AEP Common Shareholders																	$ 3.90	$ 3.88		$ 1.24
AEP Texas Inc. [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 402.0		$ 433.4		$ 388.3		$ 371.6		$ 374.1		$ 431.2		$ 389.5		$ 343.6		$ 1,595.3	$ 1,538.4		$ 1,461.4
Operating Income (Loss)	84.3		94.0		86.2		81.8		96.2	[1]	128.8	[1]	108.8	[1]	82.3	[1]	346.3	416.1		376.3
Net Income (Loss)	60.2		57.8		46.5		46.8		163.9		64.3		49.0		33.3		211.3	310.5		146.6
AEP Transmission Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	189.9	[3]	194.4	[3]	200.1	[3]	191.7	[3]	159.2		165.6		229.4		152.7		776.1	706.9	[4]	478.0
Operating Income (Loss)	91.5	[3]	97.0	[3]	110.5	[3]	111.1	[3]	83.5	[1]	93.6	[1]	165.4	[1]	90.4	[1]	410.1	432.9		280.1
Net Income (Loss)	71.7	[3]	78.1	[3]	82.0	[3]	84.1	[3]	47.7		58.6		107.4		57.0		315.9	270.7	[4],[5]	192.7
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	718.1		762.0		667.0		820.4		746.8		719.3		675.3		792.8		2,967.5	2,934.2		3,001.2
Operating Income (Loss)	108.1		49.8		132.6		193.0		173.6	[1]	171.7	[1]	126.1	[1]	218.9	[1]	483.5	690.3		738.3
Net Income (Loss)	77.8		87.1		77.4		125.5		82.6		86.0		52.1		110.6		367.8	331.3		369.1
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	574.5		629.7		589.7		576.8		535.7		557.7		467.3		560.5		2,370.7	2,121.2		2,167.6
Operating Income (Loss)	52.2		110.2		117.4		97.4		82.8	[1]	113.6	[1]	33.6	[1]	117.2	[1]	377.2	347.2		374.3
Net Income (Loss)	29.7		72.7		94.7		64.2		42.9		64.9		10.5		68.4		261.3	186.7		239.9
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	745.4		778.3		748.8		790.9		731.9		742.0		663.9		746.1		3,063.4	2,883.9		2,953.9
Operating Income (Loss)	118.2		79.9		104.4		117.3		144.2	[1]	153.4	[1]	118.5	[1]	149.6	[1]	419.8	565.7		504.1
Net Income (Loss)	88.4		88.7		68.8		79.6		92.8		82.6		62.3		86.2		325.5	323.9		282.2
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	330.8		481.4		398.3		336.8		335.6		442.8		344.7		304.1		1,547.3	1,427.2		1,249.8
Operating Income (Loss)	2.9		78.5		57.2		3.9		20.4	[1]	85.9	[1]	45.3	[1]	19.9	[1]	142.5	171.5		195.6
Net Income (Loss)	(6.6)		60.4		36.6		(7.2)		0.6		46.2		20.4		4.8		83.2	72.0		100.0
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	410.1		535.3		457.1		419.4		436.3		517.6		424.7		401.3		1,821.9	1,779.9		1,748.0
Operating Income (Loss)	38.5		127.1		70.5		41.6		41.1	[1]	136.0	[1]	74.1	[1]	52.8	[1]	277.7	304.0		317.4
Net Income (Loss)	10.5		89.6		38.7		13.4		11.0		84.1		25.1		17.3		152.2	137.5		169.7
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 9.6		$ 88.2		$ 37.6		$ 11.8		$ 10.8		$ 73.1		$ 24.5		$ 16.3		$ 147.2	$ 124.7		$ 165.6

[1]	Amounts reflect the adoption of ASU 2017-07 “Compensation - Retirement Benefits”. See Note 2 - New Accounting Pronouncements for additional information.
[2]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[3]	The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.
[4]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[5]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.